SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of preparation
a.	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated historical financial statements comprise the following financial information:

•	the combined results of operations of the Bitdeer Business during the period from January 1, 2021 to April 15, 2021 (the “Carve-out Period”), which have been prepared on a carve-out basis; and

•
the consolidated financial position of the Group as of December 31, 2023 and 2022 and the consolidated results of operations of the Group for the years ended December 31, 2023, 2022 and for the period from April 16, 2021 to December 31, 2021, which have been prepared on a consolidated basis (together, the “consolidated financial statements”).

Preparing combined historical financial information of Bitdeer Business on a carve-out basis

Pursuant to the Reorganization discussed in Note 1, the Group prepared the combined historical financial information to capture the stand-alone Bitdeer Business, which has historically operated as part of Bitmain during the Carve-out Period. The Group also excluded the results of operations and cash flows of BTC.com Pool Business from its combined historical financial information as a result of the Reorganization. The combined historical financial information has not historically been prepared for the Bitdeer business.

In preparing the combined historical financial information, certain accounting conventions commonly used for the preparation of combined historical financial information have been applied. The term “combined historical financial information” is used when referring to financial information prepared by aggregating financial statements of separate entities or components of groups that fail to meet the definition of a “group” under IFRS 10 Consolidated financial statements. A key assumption underlying the preparation of combined historical financial information is that there is a binding element for the economic activities throughout the period presented. The combined historical financial information of the Group has been prepared by aggregating the financial information of the Bitdeer Business that was bound together by common control but was not a legal group. Intra-group transactions and unrealized gains or losses have been eliminated in the preparation of the combined historical financial information.

The results of operation, changes in cash flow and equity of the Bitdeer Business during the Carve-out Period, included in the consolidated financial statements of the Group, are derived from the historical accounting records of Bitmain on the following basis:

(i)
The combined results of operation of the Bitdeer Business include all revenues and costs directly attributable to the Bitdeer Business. These include certain common operating and administrative expenses incurred by the Bitdeer Business in conjunction with other business operations of Bitmain and BTC, including financial, human resources, office administration and other support functions. These costs have been allocated on a basis considered reasonable by management using either specific identification or proportional allocations based on usage, headcount, or other reasonable methods of allocation. Income tax expense was estimated based on the statutory tax rate, adjusted as appropriate for the effects of known non-taxable and non-deductible items reported in the consolidated statements of operations and comprehensive income / (loss) as described above. However, the combined results of operations of the Bitdeer Business may not reflect the actual costs that would have been incurred and may not be indicative of the Bitdeer Business’s combined results of operations and cash flows had it been operating on a separate, stand-alone basis during the period presented.

(ii)
The Bitdeer Business did not comprise a separate legal entity or group of entities during the  Carve-out Period. Therefore, it is not meaningful to present share capital or an analysis of reserves. Changes in net assets attributed to the Group are presented separately in the consolidated statement of changes in equity through the line item “deemed contribution from / (distribution to) related parties”. Equity transactions reflecting the internal financing between Bitdeer Business, Bitmain and BTC are included in the financing activities, presented as deemed contribution from / (distribution to) related parties, in the consolidated statements of cash flows.

Consolidation

Subsequent to the Carve-out Period, the Group’s financial information is prepared on a consolidated basis, for which the consolidation policies are described below.

Subsidiaries are all entities over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between the Company and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Basis of accounting
b.	Basis of accounting

The consolidated financial statements, except for the consolidated statements of cash flows, are prepared on the accrual basis. The measurement basis used is historical cost, except for certain accounts which are measured using the basis mentioned in the relevant notes herein.

The consolidated statements of cash flows are prepared using the indirect method and present the changes in cash from operating, investing, and financing activities.

The consolidated financial statements provide comparative information in respect of the previous period.

Foreign currency translation
c.	Foreign currency translation

Functional and presentation currency

Items included in the consolidated financial statements of each of the Group’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”). The Group presents its consolidated financial statements in United States Dollars (“USD”, “US$”, or “$”).

Transactions and balances

Foreign currency transactions during the year are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary assets or liabilities.

Foreign currency translation

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

• assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that balance sheet,

• income and expenses for each consolidated statement of operations and comprehensive income / (loss) are translated at average exchange rates, and

• all resulting exchange differences are recognized in invested capital and reserves.

Use of estimates and judgments
d.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRSs that have significant effects on the financial statements and major sources of estimation uncertainty are discussed in Note 3.

Related parties
e.	Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

i)	has control or joint control over the Group;

ii)	has significant influence over the Group; or

iii)	is a member of the key management personnel of the Group or a parent of the Group;

(b)	the party is an entity where any of the following conditions applies:

i)	the entity and the Group are members of the same Group;

ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

iii)	the entity and the Group are joint ventures of the same third party;

iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

vi)	the entity is controlled or jointly controlled by a person identified in (a);

vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); or

viii)	the entity, or any member of the Group of which it is a part, provides key management personnel services to the Group or the parent of the Group.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Cash, cash equivalents and restricted cash
f.	Cash, cash equivalents and restricted cash

Cash and cash equivalents comprise cash in banks and on hand and short-term, highly liquid investments that are readily convertible into known amounts of cash which are subject to an insignificant risk of changes in value and are within three months of maturity at acquisition. Cash and cash equivalents are assessed for expected credit losses. See further discussion regarding expected credit loss in Note 2(u).

The Group is required to hold a defined amount of cash as security under the terms of standby letters of credits arrangement. See further discussion in Note 6.

Trade receivables
g.	Trade receivables

Trade receivables are recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. Trade receivables are stated at amortized cost, less a loss allowance based on lifetime expected credit losses at each reporting date, except for balances settled in cryptocurrencies, which are subsequently measured at fair value, see Note 2(h). See further discussion regarding expected credit loss in Note 2(u).

Cryptocurrencies
h.	Cryptocurrencies

Cryptocurrencies includes USD Coin (“USDC”) and cryptocurrencies other than USDC held in the Group’s cryptocurrency wallets.

USDC

USDC is accounted for as a financial instrument as one USDC can be redeemed for one U.S. dollar on demand from the issuer. USDC, classified as a debt investment, is measured at fair value through profit or loss.

Cryptocurrencies other than USDC

Cryptocurrencies other than USDC are, by their nature, identifiable non-monetary assets that lack physical substance. Future economic benefits attributable to these cryptocurrencies are expected to flow to the Group because these cryptocurrencies can be exchanged for fiat currencies. Furthermore, the cost of the Group’s cryptocurrencies other than USDC can be measured using the quoted price of such cryptocurrencies at the time the fair value is being measured, which the Group considers to be predominantly a Level 1 fair value input under IFRS 13 Fair Value Measurement fair value hierarchy.

The Group accounts for the cryptocurrencies other than USDC as intangible assets with indefinite useful lives in its consolidated statements of financial position because, at the time of assessment, there is no foreseeable limit to the period over which such assets are expected to generate cash flows.

The Group further adopts the cost model to account for cryptocurrencies other than USDC and reviews their useful life and impairment at each reporting date in accordance with IAS 38 Intangible Assets. The Group accounts for cryptocurrencies other than USDC at cost. If circumstances indicate that the carrying amount of cryptocurrencies other than USDC may not be recoverable, the assets may be considered impaired, and an impairment loss may be recognized in accordance with the accounting policy for impairment of cryptocurrencies other than USDC as described in Note 2(u).

Gains or losses arising from the disposal of cryptocurrencies other than USDC are determined as the difference between the net disposal proceeds and the carrying amount of the assets. The Group recognizes realized gains or losses on the date of the disposal using the first-in-first-out method of accounting.

Receivables and payables settled in cryptocurrencies

Receivables and payables settled in cryptocurrencies are measured at the fair value of the underlying cryptocurrencies based on their respective quoted prices initially and subsequently on the measurement date. The change in fair value of the underlying cryptocurrencies, are recognized in other operating income / (expenses) on the consolidated statements of operations and comprehensive income / (loss). Receivable settled in cryptocurrencies is further adjusted for expected credit losses. See further discussion regarding expected credit loss from receivables settled in cryptocurrencies in Note 2(u).

Cryptocurrency lending arrangements

The Group enters into arrangements with counterparties to lend cryptocurrencies on an unsecured basis. No collateral is held for the cryptocurrencies lent. Upon lending, the Group derecognizes the cryptocurrencies lent and concurrently recognizes receivables settled in cryptocurrencies which are measured at the fair value of the cryptocurrencies lent based on their respective quoted prices initially and subsequently on the measurement date and adjusted for expected credit losses. Any differences between the carrying amount of the derecognized cryptocurrencies and the initial measurement of the receivables settled in cryptocurrencies, if applicable, and the change in fair value of the cryptocurrencies lent, are recognized in other operating income / (expenses) on the consolidated statements of operations and comprehensive income / (loss). See further discussion regarding credit losses from receivables settled in cryptocurrencies in Note 2(u). Also refer to Note 20 for more information.

Cryptocurrency-denoted wealth management products

The Group historically purchased two types of wealth management products:

Wealth management product type A

The Group enters into arrangements with the Matrixport Group, a related party, to purchase cryptocurrency-denoted wealth management products which represent units of interest in the underlying cryptocurrency trading account and the value of the units is based on the performance of the trading account managed by the Matrixport Group. The Group derecognizes the cryptocurrencies paid and concurrently recognizes a cryptocurrency receivable which gives rise to a variable return linked to the performance of the underlying trading account. The receivable contains an embedded derivative which is accounted for separately as an asset or liability based on the change in the fair value of the trading account. The cryptocurrency receivable is measured at the fair value of the cryptocurrencies invested based on their respective quoted prices on the measurement date and adjusted for expected credit losses. Any differences between the carrying amount of the derecognized cryptocurrencies and the initial measurement of the receivables settled in cryptocurrencies, if applicable, and the change in fair value of the cryptocurrencies invested, are recognized in other operating income / (expenses) on the consolidated statements of operations and comprehensive income / (loss).

Wealth management product type B

The Group enters into arrangements with the Matrixport Group, a related party, to purchase cryptocurrency-denoted wealth management products which represent variable-interest cryptocurrency deposit at Matrixport Group. The deposit is not protected by any deposit insurance scheme and non-secured, and the Group may lose some or all of the amount deposited in extreme market conditions. Upon withdrawal, the Group receives the same type of cryptocurrency in the same quantity in principle plus additional interest returns. The deposit can be withdrawn on demand and is generally delivered to the Group within 72 hours. The nature of the wealth management product type B is, in essence, a cryptocurrency lending arrangement. Refer to the discussion on the accounting of cryptocurrency lending arrangements above.

See further discussion regarding credit losses from receivables settled in cryptocurrencies in Note 2(u). Also refer to Note 20 for more information.

The Group presents the revenue recognized on the acceptance of cryptocurrencies, which is a non-cash item, as an adjustment to remove the non-cash item for the cash flows from operating activities and the disposals of cryptocurrencies received in revenue arrangements are presented as cash flows from investing activities in the consolidated statements of cash flows. The purchases and disposals of cryptocurrencies associated with investment or lending transactions are presented as investing activities in the consolidated statements of cash flows.

Prepaid expenses and other assets
i.	Prepaid expenses and other assets

Prepaid expenses represent prepayments made for operational purposes, such as prepaid utility fees and insurance expenses. Prepaid expenses are amortized over their future beneficial periods using the straight-line method or at a point in time upon the Group’s receipt of the underlying goods or service.

Other assets primarily consist of deposits paid to various service providers, such as lessors and electricity vendors.

Intangible assets
j.	Intangible assets

Intangible assets acquired by the Group are stated at cost less accumulated amortization (where the estimated useful life is finite) and impairment losses.

Amortization of intangible assets with finite useful lives is charged to profit or loss on a straight-line basis over the assets’ estimated useful life, which is the period over which an asset is expected to be available for use. The estimates and associated assumptions of useful life determined by the Group are based on technical or commercial obsolescence, legal or contractual limits on the use of the asset, and other relevant factors. The following intangible assets with finite useful lives are amortized from the date they are available for use and their estimated useful lives are as follows:

•	Software	3 -10 years
•	Patents, trademarks and other rights	3 -5 years

Both the period and method of amortization are reviewed annually.

Intangible assets are not amortized while their useful lives are assessed to be indefinite. Any conclusion that the useful life of an intangible asset is indefinite is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. If they do not, the change in the useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.

Property, plant and equipment
k.	Property, plant and equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and impairment losses, if any.

Property, plant and equipment are recorded at purchase cost. Direct labor and other directly attributable costs incurred to construct new assets and upgrade existing assets are capitalized. Repairs and maintenance expenditures are recognized in the consolidated statements of operations and comprehensive income / (loss) as incurred. Significant renewals and betterments are capitalized.

Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

•	Buildings	15 – 20 years
•	Land	Unlimited
•	Machinery	3 – 15 years
•	Electronic equipment	3 – 10 years
•	Leasehold improvements and property improvements	3 – 15 years

Land acquired by the Group has an unlimited useful life and therefore is not depreciated.

The depreciation method, useful life and residual value of an asset are reviewed at least at each financial year-end and adjusted, if appropriate.

When assets are retired or otherwise disposed of, their cost and the related accumulated depreciation are derecognized from the consolidated statements of financial position and the resulting gains or losses on the disposal or sale of the assets are recognized in the consolidated statements of operations and comprehensive income / (loss).

An asset under construction is stated at cost until the construction is completed, at which time it is reclassified to the property, plant and equipment account to which it relates. During the construction period until the asset is ready for its intended use or sale, borrowing costs, which include interest expense and foreign currency exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest expense, are capitalized in proportion to the average amount of accumulated expenditures during the period. Capitalization of borrowing costs ceases when the construction is completed, and the asset is ready for its intended use or sale.

Investment properties
l.	Investment properties

Investment properties are properties owned or leased to earn rental income or for capital appreciation. Investment properties include right-of-use assets relating to properties that meet the definition of investment properties.

Investment properties other than the ones acquired through leases are measured, under the cost model, initially at cost, including transaction costs and subsequently at cost less accumulated depreciation and impairment loss.

Investment properties acquired through leases are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made on or before the commencement date, plus initial direct costs incurred and an estimate of costs needed to restore the underlying assets, less any lease incentives received. These investment properties are subsequently measured at cost less accumulated depreciation and accumulated impairment loss and adjusted for any remeasurement of the lease liabilities.

Depreciation begins when the investment property is available for use and is calculated using a straight-line method to allocate the depreciable amounts over the estimated useful lives as follows:

•	Buildings	15 years
•	Leasehold land	15 years
•	Machinery, fixtures as part of the buildings	3 – 10 years

The residual values, useful lives and depreciation method of investment properties are reviewed at least at each financial year-end and adjusted, if appropriate.

An investment property is derecognized when either it has been disposed of or when the investment property is permanently withdrawn from use and no future economic benefit is expected from its disposal. Any gains or losses on the disposal or retirement of an investment property are recognized in the consolidated statement of operations and comprehensive income / (loss) in the year of disposal or retirement. A transfer to, or from, an investment property is made when, and only when, there is evidence of a change in use.

Mining machines
m.	Mining machines

Mining machines refer to the electronic equipment designed for the sole purpose of completing complex mathematical functions to verify transactions on the blockchain. Mining machines are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is recorded on a straight-line basis over the estimated useful lives. The Group estimates the useful lives primarily based on the historical measures of (i) the period when each mining machine is able to deliver expected performance and (ii) the frequency of technological advancement, which leads to a new generation of mining machines. The Group also estimates the residual value of the mining machines at the expected time of disposal, taking into consideration factors such as make and model. The depreciation method, useful life and residual value of the mining machines are reviewed at least at each financial year-end and adjusted, if appropriate, to ensure that the method and rates of depreciation are consistent with the expected pattern of realization of economic benefits from mining machines. The Group estimated the useful lives of the mining machines to be one to five years.

The Group routinely sells used mining machines to customers. The net carrying values of the associated mining machines were reclassified as inventories when the Group identified such mining machines for sale and were recognized as cost of revenue on the consolidated statements of operations and comprehensive income / (loss) upon the sale. See Note 2(q).

When mining machines are retired, their costs and the related accumulated depreciation are derecognized from the consolidated statements of financial position and the resulting gains or losses on the disposal of the assets are recognized in the consolidated statements of operations and comprehensive income / (loss).

Leases
n.	Leases

As a lessee

The Group accounts for leases under IFRS 16 Leases. At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At inception or on a reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value assets which, for the Group, are primarily vehicles. When the Group enters into a lease in respect of a low-value asset, the Group decides whether to capitalize the lease on a lease-by-lease basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.

Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments linked to the use of an underlying asset are excluded from the measurement of lease liabilities.

The right-of-use asset recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses, if any. Right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the unexpired term of the lease. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment.

Provisions for the costs to restore leased assets to their original condition, as required by the terms and conditions of the lease, are recognized and included in the related right-of-use asset when the obligation is incurred, either at the commencement date or as a consequence of having used the underlying asset during a particular period of the lease, at the Group’s best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or there is a change arising from the reassessment of whether the Group will be reasonably certain to exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

As a lessor

At the commencement date of the lease, leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the consolidated statement of operations and comprehensive income / (loss).

Trade payables and other payables and accruals
o.	Trade payables and other payables and accruals

Trade payables are obligations to pay for goods and/or services that have been acquired from suppliers in the ordinary course of business. Other payables and accruals primarily represent obligations to pay staff costs, surtaxes and value-added tax, and other operating service providers.

Trade payables and other payables and accruals are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, except for balances settled in cryptocurrencies, which are subsequently measured at fair value. See Note 2(h).

Share-based payments
p.	Share-based payments

Employees (including senior executives and members of the board of directors) and certain service providers of the Group receive remuneration in the form of share-based payment transactions, whereby they render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted.

The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the equity-settled transactions (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity-settled transactions that will ultimately vest which includes assumptions on the number of equity-settled transactions to be forfeited due to the grantees’ failing to fulfill the service condition, and forfeitures following the non-completion of performance conditions.

When a modification to the equity-settled instruments occurs, the Group measures the incremental fair value to the equity-settled instruments resulting from the modification as the difference between the fair value of the modified equity-settled instrument and that of the original instrument on the modification date. If a modification increases the fair value of the equity-settled instruments, the incremental fair value is recognized as an expense in addition to any amount in respect of the original instrument, and the original amount is recognized over the remainder of the original vesting period. The Group does not recognize the effect of modification which reduces the fair value of the equity-settled instrument.

Revenue recognition
q.	Revenue recognition

The Group’s revenues are derived principally from the cloud hash rate arrangements, the self-mining arrangements, the cloud hosting arrangements, the sales of mining machines, the general hosting arrangements and the membership hosting arrangements.

Revenue is recognized when control over goods or services is transferred to the customer, at the amount of promised consideration to which the Group is expected to be entitled. Revenue excludes value-added tax (“VAT”) or other sales taxes and is after deduction of trade discount, if any.

Revenue is recognized applying the following five steps:

i)	Identify the contract with a customer;

ii)	Identify the performance obligations in the contract;

iii)	Determine the transaction price;

iv)	Allocate the transaction price to the performance obligations in the contract; and

v)	Recognize revenue when (or as) the Group satisfies a performance obligation.

For arrangements priced at fiat currency, the Group recognizes revenue based on the contract price. For arrangement priced at cryptocurrency, the Group recognizes revenue based on the spot price of the cryptocurrency to fiat currency on the date when it is earned.

When another party is involved in providing services to a customer, the Group is the principal if it controls the specified services before those services are transferred to the customer.

The primary sources of Group’s revenues are recognized as follows:

Cloud Hash Rate

The Group enters into Cloud Hash Rate arrangements with its customers by offering hash rate subscription plans to provide computing power in a specified quantity, measured by computing power per second, or hash rate, derived from the mining machines held by the Group, for a specified period of time. The customer also needs to pay for electricity subscriptions, which are billed separately, to maintain the mining machines that produce the subscribed hash rate over the contract period. The Group connects such computing power to a customer-designated mining pool under the instructions of the customer to simplify the customer’s mining experiences. As a result of directing the connection of such computing power to the mining pools, the customers are entitled to the mining rewards, which are directly transferred from mining pools to the customer-designated cryptocurrency wallets.

The Group offers a number of different hash rate subscription plans by plan duration and type of cryptocurrency to be mined. The Group offers electricity subscriptions in short durations and a customer needs to purchase electricity subscriptions multiple times to cover the duration of the hash rate subscription plan. The price of the electricity subscription is fixed at the commencement of each electricity subscription period but subject to adjustment from period to period. Both cryptocurrency and fiat currency are accepted as payments under the Cloud Hash Rate arrangements. Furthermore, the hash rate subscription plans are offered under two modes. Under the classic mode, the customer receives all of the mining rewards from the mining pool. Under the accelerator mode, the customer pays a relatively lower computing power subscription fee. In exchange, the Group is entitled to additional consideration once the customer’s cost is recovered.

The Group offers two promises under the Cloud Hash Rate arrangement. One is to provide a specified quantity of computing power during a period of time and the other is to provide maintenance services for computing power generation for a period of time. The two promises are highly interrelated and are not separately identifiable because the customers expect to receive the computing power as a combined output from the hash rate subscription plan and the electricity subscription plan. The two promises provide a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer, over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time.

The transaction price of the performance obligation includes the subscription prices for the hash rate subscription plans and the electricity subscription plans. As the price for the electricity subscription plans may change each electricity subscription period, the Group allocates the variable consideration to each electricity subscription period.

The control of the computing power has been transferred to the customers simultaneously as the customers consume the benefits from the computing power. The revenue is recognized over time where the consideration related to the hash rate subscription is recognized evenly over the contract term and the electricity subscription is allocated to and recognized evenly over each electricity subscription period.

For plans under the accelerator mode, besides the aforementioned subscription prices, the transaction price also includes the additional consideration once the customer’s cost is recovered. The additional consideration, which is variable, is determined as a percentage of a customer’s mining profit derived from the subscribed computing power and constrained until the mining pool operator finishes the calculation of the mining reward related to the mining activity in a given day. The Group includes such additional consideration in the transaction price and recognizes the revenue when the Group can reasonably calculate the amount and determine it is probable a significant reversal will not occur.

Self-mining

The Group enters into contracts with mining pool operators to provide computing power generated from the Group’s own mining machines to the mining pools. The contracts with mining pool operators are terminable at any time by either party. In exchange for providing computing power to the mining pool, the Group is entitled to cryptocurrency rewards from the mining pool operators, which is a variable consideration calculated based on a predetermined formula agreed by the Group and the mining pool operator as a part of the arrangement. The Group can reasonably estimate the amount of mining rewards by the end of a given day based on the actual amount of computing power provided to the mining pool operators. By then, the Group considers it is highly probable that a significant reversal in the amount of revenues will not occur and includes such variable consideration in the transaction price. Providing computing power is an output of the Group’s ordinary activities and the only performance obligation in the Group’s contracts with mining pool operators. The Group recognizes the revenue when the variable consideration is reasonably estimable and the performance obligation of providing computing power has been satisfied. Although the cryptocurrency rewards the mining pool operators receive from the blockchain networks include both the block rewards and the transaction verification fees, the transaction price the Group receives is an aggregate amount and primarily includes the block rewards. As a result, the Group does not present disaggregated revenue information on block rewards and transaction verification fees.

Cloud Hosting

The Group provides its customers, through subscription of Cloud Hosting orders, one-stop mining machines hosting solution which integrates the provision of computing power generated from specified second-hand mining machines and the provision of maintenance service, primarily including electricity supply and daily maintenance and repair care. The Group charges the customer an upfront fixed amount at the commencement of the Cloud Hosting arrangement for the customer to secure the procurement of the computing power from the specified mining machines, as well as the variable fees for the provision of maintenance service based on the consumption of resources such as electricity throughout the duration of the service. The Group historically only accepts cryptocurrency as payments for services under the Cloud Hosting arrangement.

The Cloud Hosting arrangements are offered under two modes. Under the classic mode, the customer receives all of the mining rewards from the mining pool. Under the accelerator mode, the customer is charged with a lower upfront amount and enjoys a quicker recovery of the costs. In exchange, the Group is entitled to additional consideration once a customer’s cost is recovered.

Two promises are offered under the Cloud Hosting arrangements. One is to provide the computing power generated from the specified mining machines and the other is to perform maintenance services over the life of the mining machines. The two promises are not separately identifiable because the customer expects to receive a steady operation of the mining machines specified in the Cloud Hosting order, which is a combined output of the provision of computing power from the specified mining machines and the provision of maintenance service of the specified mining machines. The two promises provide a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer, over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time.

The transaction price of the performance obligation includes an upfront fee paid upon placement of the Cloud Hosting order and periodical maintenance fees. The periodical maintenance fee is variable in each maintenance period based on the electricity consumption. The Group allocates the variable consideration to each distinct maintenance service period.

The revenue is recognized over time where the fixed upfront fee is recognized evenly over the contract term and the periodical maintenance fee is recognized over each respective service period. The contract term approximates to the life of the specified mining machines and is estimated to be two years. The estimated life of these mining machines is reviewed at least at each financial year-end and adjusted if the expectation of the realization of economic benefits from the specified mining machines is different from the previous estimate.

For plans under the accelerator mode, besides the aforementioned fees, the transaction price also includes the additional consideration once the customer’s cost is recovered. The additional consideration, which is variable, is determined as a percentage of a customer’s mining profit derived from the computing power of the specified mining machines and constrained until the mining pool operator finishes the calculation of the mining reward related to the mining activity in a given day. The Group includes such additional consideration in the transaction price and recognizes revenues when the Group can reasonably calculate the amount and determine it is probable a significant reversal will not occur. For all the periods presented, no revenue was generated from the additional consideration from Cloud Hosting arrangements offered under the accelerator mode.

Sale of Mining Machines

The Group recognizes revenue from sales of mining machines to customers at the point in time when control of the mining machines is transferred to the customer, which generally occurs upon shipment of the mining machines as defined in the revenue contract. Sale of mining machine is the sole performance obligation in this type of arrangement.The Group accepts both cryptocurrency and fiat currency as payments for sales of mining machines.

General Hosting

The Group provides general hosting services, which is a combined service package including custody of the customers’ mining machines, electricity and network maintenance and other services, that enable customers to run blockchain computing operations. The customer is only able to benefit from the hosting service as a package and the Group has a single performance obligation. The hosting service fee is charged to the customer based on the customer’s consumption of resources, such as the amount of electricity used in a period. In the arrangement with certain customers, the Group is also entitled to additional variable consideration based on the customer’s mining yield during a period. Revenue from the general hosting service is recognized across each service cycle. The Group accepts both cryptocurrency and fiat currency as payments for the hosting services.

Membership Hosting

The Group offers its large-scale miner customers membership hosting services by entering into a series of contracts, which includes a membership program agreement and a management services agreement. These contracts are signed with the same customer at or near the same time, and they are combined and accounted for as a single contract.

Pursuant to the membership program agreement, a customer subscribing the program is entitled to the program benefit of receiving maintenance services within a predetermined capacity measured by energy consumption (i.e., Kilowatts, or KW) (the “hosting capacity”). The Group provides such designated capacity in a leased mining farm and the program subscription period ends when the Group no longer operates the mining farm. In addition, the Group also agrees to provide other program benefits to the customer when such benefits are readily available to the customer during the program term, including, among other things, (i) early, priority and exclusive access to the newly available hosting capacity that is sufficient for large-scale miners, upon a new mining datacenter becomes available and (ii) more favorable pricing terms for the Group’s services, such as mining machine management services, than the prevailing price in the local market. The Group charges an upfront fee for the program benefits subscribed.

Pursuant to the management services agreement, the Group provides management services for the customer’s mining machines up to the capacity subscribed in the membership program agreement. In exchange for the management services fee, the Group promises to deliver a package of services to provide an infrastructure for the mining machines, such as a premise for the custody of mining machines, and network and utility to support the operation of the mining machines. Unlike the general hosting service where the Group includes in its service package to host or operate the customer’s mining machines under the customer’s instructions so that the mining machines keep running and remain connected to the customer designated mining pools (the “mining machine operation service”), under the management services agreement, a customer has the discretion to subscribe to the mining machine operation service or choose to operate the mining machines using the customer’s own personnel. The Group charges additional fee, at its stand-alone selling price, for the subscription of the Group’s mining machine operation service. The management services fee and the mining machine operation fee, as applicable, are charged to the customer monthly based on the customer’s consumption of resources, such as the amount of electricity used in a period.

The Group’s promise associated with the membership program agreement is to stand ready to provide services, and the Group’s promise associated with the management services agreement is to provide an infrastructure for the mining machines through the set of services provided under the management services agreement. The two promises are not separately identifiable because the customer expects to receive mining machines management services for the mining machines up to the designated capacity, which is a combined output of the program benefit and management services provided by the Group as a package. The two promises provide a series of distinct services that have the same pattern of transfer to the customer over a period of time. As a result, the promises are treated as a single performance obligation satisfied over time. Revenue associated with the upfront fee for the program benefits is recognized over the program subscription period and revenue associated with the management services is recognized over each distinct service period. The promise to provide the mining machine operation service, if subscribed to by a customer, is accounted for as a separate performance obligation and the associated revenue is recognized over each distinct service period at their respective stand-alone selling price. The Group accepts both cryptocurrency and fiat currency as payments for the membership hosting arrangements. The contract term approximates the lease term of the mining datacenter and is estimated to be 13 years. The estimated lease term is adjusted when there is an indication that the Group is reasonably certain to renew or terminate the lease.

Details of revenues for each category are as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Self-mining	111,683	62,359	191,693
Cloud hash rate
Hash rate subscription	40,290	77,862	53,952
Electricity subscription	27,419	39,525	35,113
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	172	3,954	35,140
Sales of mining machines	2	705	45,693
Cloud hosting arrangements (2)	3,248	12,723	7,568
General hosting	97,321	99,251	18,312
Membership hosting	79,906	26,056	-
Others (1)	8,513	10,907	7,190
Total revenues	368,554	333,342	394,661

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, the sale of mining machine peripherals and the sale of containerized solution product.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2023, 2022 and 2021.

Revenue concentration for the years ended December 31, 2023, 2022 and 2021 is as below:

	Years ended December 31,
	2023	2022	2021
BTC	*	14.94%	44.68%
Customer A	19.05%	20.07%	*

* Less than 10%

Contract assets and liabilities

A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for expected credit losses and are reclassified to receivables when the right to the consideration has become unconditional. As of December 31, 2023 and 2022, the Group did not have any contract assets.

A contract liability is recognized when the customer pays consideration for goods or services before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized. As of December 31, 2023 and 2022, the Group had contract liabilities, presented as deferred revenue on the consolidated statements of financial position, of approximately US$144.3 million and US$182.3 million. Approximately US$54.2 million, US$102.3 million and US$11.1 million, included in the deferred revenue balance at January 1, 2023, 2022 and 2021, respectively, was recognized as revenue during the years ended December 31, 2023, 2022 and 2021.

Cost of revenue
r.	Cost of revenue

Cost of revenue consists primarily of electricity expenses incurred for operating the Group’s mining machines in its revenue-generating activities, depreciation expense from the mining machines and datacenters hosting those mining machines, costs of mining machines sold to customers, and compensation expenses incurred by mining datacenter personnel.

Taxes
s.	Taxes

Income tax

Current and deferred income taxes are recognized as income or expense and included in the consolidated statements of operations and comprehensive income / (loss), except to the extent that the income tax relates to items recognized in comprehensive income / (loss) or directly in equity, in which case the relevant amounts of tax are recognized in comprehensive income / (loss) or directly in equity, respectively.

Current income tax assets and liabilities are measured at the amounts expected to be recovered or paid by using the tax rates and tax laws that have been enacted or substantively enacted at each reporting date. Management periodically evaluates positions taken in the tax reporting process with respect to situations in which applicable tax regulation is subject to interpretation. Where appropriate, management establishes provisions based on the amounts expected to be paid to the tax authorities.

Deferred tax

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from the temporary differences arising from goodwill not deductible for tax purposes, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates and tax laws at each reporting date which are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced if it is no longer probable that sufficient taxable profit will be available to compensate part or all of the benefits of deferred tax assets. Unrecognized deferred tax assets are re-assessed at each reporting date and recognized if it is probable that future taxable profits will be available for recovery. Tax deductions arising from the reversal of deferred tax assets are excluded from estimates of future taxable income.

Deferred taxes on transactions which are recognized outside profit or loss are recognized outside profit or loss. Therefore, deferred taxes on these transactions are recognized either in comprehensive income / (loss) or recognized directly in equity.

Deferred tax assets and liabilities are offset in the consolidated statements of financial position, if and only if it has a legally enforceable right to set off current tax assets and liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same Tax Authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be recovered or settled.

Uncertainty over income tax treatments

The Group determines the recognition and measurement of tax assets and liabilities that contain uncertainty over income tax by considering the assumptions used in the examination of tax treatments by the tax authorities, the probability that the tax authorities will accept uncertain tax treatment and re-consideration or estimation if there is a change in facts and circumstances.

If the acceptance of tax treatment is probable, the measurement is in line with income tax fillings. If the acceptance of tax treatment is not probable, the Group uses tax amounts using the method that provides a better prediction of resolution (i.e., most likely amount or expected value). Due to the complexity of some of these uncertainties, their ultimate resolution may result in payments that are materially different from current estimates. Any such differences will be reflected as adjustments to income tax expenses in the periods in which they are determined.

Financial instruments
t.	Financial instruments

Financial assets

The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and

•	those to be measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual cash flow characteristics.

Purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the assets. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or the Group has transferred substantially all the risks and rewards of ownership of the assets.

At initial recognition, the Group measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Debt instruments

Initial recognition and subsequent measurement of debt instruments depend on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset, and the Group reclassifies debt investments only when its business model for managing those assets changes. There are three categories into which the Group classifies its debt instruments:

•          Amortized cost: Financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are classified as and measured at amortized cost. A gain or loss on a debt investment measured at amortized cost which is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is recognized using the effective interest rate method.

•          Fair value through other comprehensive income: Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are classified as and measured at fair value through other comprehensive income. Movements in the carrying amount of these financial assets are taken through other comprehensive income, except for the recognition of impairment losses or reversals, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Interest income from these financial assets is recognized using the effective interest rate method.

•          Fair value through profit or loss: Financial assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are classified as and measured at fair value through profit or loss. A gain or loss on a debt investment measured at fair value through profit or loss which is not part of a hedging relationship is recognized in profit or loss for the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value through profit or loss or other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income. Dividends from such investments continue to be recognized in profit or loss when the Group’s right to receive payments is established.

•          Changes in the fair value of financial assets at fair value through profit or loss are recognized in profit or loss as applicable.

Financial liabilities

The Group’s financial liabilities are classified and measured at amortized cost using the effective interest method.

Financial liabilities are derecognized when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

A substantial modification of the terms of an existing financial liability or a part of it is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The terms are substantially different if the discounted present value of the cash flows under the new terms, calculated using the original effective interest rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. If the modification does not result in extinguishment, the modification gain or loss, measured to be the difference between the original gross carrying value of the financial liability and that calculated using the new contractual cash flows using the original effective interest rate is recognized immediately in profit or loss.

Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Convertible debt

As disclosed in Note 14, in 2021, the Group issued a convertible debt that can be converted into ordinary shares of the Group at the option of the holder. The number of shares to be issued is fixed and does not vary with changes in fair value. The Group accounts for the components of this compound financial instrument separately as a financial liability and an equity instrument. The liability component of the convertible debt is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the convertible debt as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. Subsequent to initial recognition, the liability component of the convertible debt is measured at amortized cost using the effective interest method. The equity component is not remeasured.

Interest related to the financial liability is recognized in profit or loss. Upon conversion, the financial liability is reclassified to equity and no gain or loss will be recognized.

Credit losses and impairment of assets
u.	Credit losses and impairment of assets

(i) Credit losses from financial instruments at amortized cost

The Group recognizes a loss allowance for expected credit losses (“ECL”) on financial assets, such as cash and cash equivalents, restricted cash and trade receivables, which are measured at amortized cost;

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e., the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive). The expected cash shortfalls are discounted using the following discount rates where the effect of discounting is material:

• fixed-rate financial assets, trade and other receivables: effective interest rate determined at initial recognition or an approximation thereof;

• variable-rate financial assets: current effective interest rate.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

ECLs are measured on either of the following bases:

• 12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and

• lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs. ECL on this type of financial asset is estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Group recognizes a loss allowance equal to 12-month ECLs unless there has been a significant increase in the credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime ECLs.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. In making this reassessment, the Group considers that a default event occurs when the borrower is unlikely to pay its credit obligations to the Group in full and without recourse. The Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

• failure to make payments of principal or interest on their contractually due dates;

• an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);

• an actual or expected significant deterioration in the operating results of the debtor; and

• existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.

Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past-due status and credit risk ratings.

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss.

The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Impairment and write-off policy

At each reporting date, the Group assesses whether a financial asset is credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:

• significant financial difficulties of the debtor;

• a breach of contract, such as a default or delinquency in interest or principal payments;

• is becoming probable that the borrower will enter into bankruptcy or other financial reorganization;

• significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor; or

• the disappearance of an active market for a security because of financial difficulties of the issuer.

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(ii) Credit losses from receivables settled in cryptocurrencies

The Group recognizes an allowance for receivables settled in cryptocurrencies using the general expected credit losses model in manner a similar to the model and consideration used for assessing credit losses from financial instruments discussed above. Under this model, the Group calculates the allowance for credit losses by considering on a discounted basis, all expected shortfalls which are the difference between the quantity of cryptocurrency due to the Group in accordance with the contract and the quantity of cryptocurrency that the Group expects to receive, in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.

The Group considers both internal and external, and quantitative and qualitative factors when estimating ECL for receivables settled in cryptocurrencies such as the creditworthiness of the counterparty, the result of the historical transactions with the counterparty, the business practice of the counterparty, regulatory development relating to the industry, liquidity of the underlying cryptocurrency, and the trend of the general economy.

The Group recognizes an impairment gain or loss for expected credit losses from receivables settled in cryptocurrencies with a corresponding adjustment to their carrying amount through a loss allowance account. Subsequent recoveries of receivables settled in cryptocurrencies previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

No allowance, write-offs or recoveries were recognized against the receivables settled in cryptocurrencies for the years ended December 31, 2023, 2022 and 2021.

(iii) Impairment of other assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, an impairment loss previously recognized no longer exists or may have decreased:

• property, plant and equipment;

• lease right-of-use assets;

• investment properties;

• intangible assets; and

• cryptocurrencies other than USDC.

If any such indication exists, the asset’s recoverable amount is estimated. In addition, for cryptocurrencies other than USDC, the recoverable amount is estimated at each reporting date whether or not there is any indication of impairment.

• Calculation of recoverable amount

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e., a cash-generating unit).

The recoverable amount of cryptocurrencies other than USDC is based on the fair value less costs of disposal. The fair value of these cryptocurrencies is measured using the quoted price of these cryptocurrencies at the time the fair value is being measured.

• Recognition of impairment losses

An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill (if any) allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro-rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

• Reversals of impairment losses

An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Provisions
v.	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The timing or amount of the outflow may still be uncertain. Provisions are measured using the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account risks and uncertainties associated with the obligation. Provisions are discounted where the time value of money is considered material.

Segment information
w.	Segment information

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segments and to assess their performances.

An operating segment is a component of an entity:

•	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to the transactions with other components of the same entity);

•	whose operating results are reviewed regularly by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segments and assess its performance; and

•	for which discrete financial information is available.

The chief operating decision maker makes resource allocation decisions based on internal management functions and assesses the Group’s business performance as one integrated business instead of by separate business lines or geographical regions. Accordingly, the Group has only one operating segment and therefore, no segment information is presented.

Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Singapore	25,007	27,591	79,537
Asia, excluding Singapore	95,832	136,901	211,805
North America	239,064	141,174	75,559
Europe	6,346	19,075	15,487
Others	2,305	8,601	12,273
Total	368,554	333,342	394,661

Selected assets of mining machines, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

	At December 31,
In thousands of USD	2023	2022
Singapore	54,442	46,306
Asia, excluding Singapore	63,180	-
North America	148,021	170,439
Europe	50,443	45,540
Total	316,086	262,285

Earnings per share
x.	Earnings per share

Basic earnings per share is computed by dividing the income attributable to equity shareholders of the Group by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is computed by dividing the income attributable to equity shareholders of the Group by the weighted average number of ordinary shares outstanding during the period, after adjusting for the effects of the dilutive potential ordinary shares.

Asset acquisition
y.	Asset acquisition

Asset acquisitions are acquisitions that do not qualify as business combinations under IFRS 3. IFRS 3 allows the use of an optional concentration test to determine if an acquisition is a business combination or an asset acquisition. Under the optional concentration test, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the test is met, and the integrated asset of assets and activities acquired is not a business.

Assets acquired in an asset acquisition are initially recognized, at the date of acquisition, at cost. Costs directly attributable to the acquisition of such assets are included in the initial carrying amount.

Initial application of new or amended standards during the reporting periods
z.	Initial application of new or amended standards during the reporting periods

As from January 1, 2023, the Group adopted the following recently issued or amended standards. These new standards are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges	January 1, 2023	January 1, 2023
Amendments to IFRS 4, Expiry Date of the Deferral Approach	January 1, 2023	January 1, 2023
Amendments to IAS 1, Making Materiality Judgement	January 1, 2023	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	January 1, 2023	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023	January 1, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	January 1, 2023
Initial Application of IFRS 17 and IFRS 9—Comparative Information	January 1, 2023	January 1, 2023

New standards and interpretations not yet adopted
aa.	New standards and interpretations not yet adopted

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2023 and which have not been adopted in these financial statements.

Standard/Interpretation	Application Date for the Group
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2024
Amendments to IAS 1, Classification of Debt with Covenants	January 1, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee	January 1, 2024
Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements	January 1, 2024
IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information	January 1, 2024
IFRS S2, Climate-related Disclosures	January 1, 2024
Amendments to IAS 21, Lack of Exchangeability	January 1, 2025

The Group is in the process of making an assessment of what the impact of these new and amended standards and interpretations would be in the period of initial application. So far, the Group has concluded that the adoption of these standards and interpretations is unlikely to have a significant impact on the Group’s financial position but will have disclosure impacts.